Shareholders’ Equity	6 Months Ended
Jun. 30, 2023
Shareholders’ equity [Abstract]
Shareholders’ equity
Note 7.	Shareholders’ equity

a.	Ordinary Shares

As of June 30, 2023 and December 31, 2022, the Company was authorized to issue 3,454,112,863 shares of par value NIS 0.00001 per Ordinary Share. The voting, dividend and liquidation rights of the holders of the Company’s Ordinary Shares are subject to and qualified by the rights, powers and preferences of the holders of the preferred shares as set forth below.

Ordinary Shares confers upon its holders the following rights:

i.	The right to participate and vote in the Company’s general meetings. Each share will entitle its holder, when attending and participating in the voting to one vote;

ii.	Dividends or distribution shall be paid or be made to the holders of Ordinary Shares, shall be in an amount equal the product of the dividend or distribution payable or made on each Ordinary Share determined as if all preferred shares had been converted into Ordinary Shares and the number of Ordinary Shares issuable upon conversion of such preferred share, in each case calculated on the record date for determination of holders entitled to receive such dividend or distribution; and

iii.	The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the share held by them.

b.	Option and RSUs Plans:

A summary of the status of options under the Plans as of June 30, 2023 and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	(Unaudited)
Outstanding at 31 December, 2022	20,457,660	$2.990	6.39	$30,984
Granted	1,338,281	4.965
Exercised	2,828,128	2.554
Forfeited	171,216	4.607
Expired	9,089	7.921
Outstanding at June 30, 2023	18,787,508	$3.179	6.25	$75,623
Exercisable at June 30, 2023	15,141,645	$2.910	5.74	$65,007

The weighted average fair values at grant date of options granted for the six months ended June 30, 2023 and 2022 were $2.65 and $3.25 per share, respectively.

A summary of the status of RSUs under the Plans as of June 30, 2023 and changes during the relevant period ended on that date is presented below:

June 30, 2023
(Unaudited)
Unvested at beginning of year	6,391,352
Granted	4,315,861
Vested	1,219,519
Forfeited	752,114
Unvested at end of the period	8,735,580

The weighted average fair value at grant date of RSUs granted for the six months ended June 30, 2023 was $5.02.

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2023 and 2022, was comprised as follows:

	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Cost of revenues	$800	$587
Research and development	2,281	1,251
Sales and marketing	3,179	2,529
General and administrative	2,797	2,096
	$9,057	$6,463

As of June 30, 2023, there were unrecognized compensation costs of $48,936, which are expected to be recognized over a weighted average period of approximately 3.1 years.

c.	2021 Employee Share Purchase Plan:

On August 5, 2021, the Company adopted the 2021 Employee Share Purchase Plan (“ESPP”).

The aggregate number of Ordinary Shares that may be issued pursuant to rights granted under the ESPP shall be 1,871,687 Shares. In addition, on the first day of each calendar year beginning on January 1, 2023 and ending on and including January 1, 2033, the number of Ordinary Shares available for issuance under the Plan shall be increased by that number of Ordinary Shares equal to the lesser of (a) 1.0% of the Shares outstanding on the last day of the immediately preceding calendar year, as determined on a fully diluted basis, and (b) such smaller number of Ordinary Shares as may be determined by the Board. If any right granted under the ESPP shall for any reason terminate without having been exercised, the Shares not purchased under such right shall again become available for issuance under the ESPP.